Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Uwharrie Capital Corp Employees 401(k) Retirement Plan
Entity Tax Identification Number	56-1814206
EBP, Plan Number	001
Plan participant loans	$ 387,650
Total investments	$ 36,988,810
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Sep. 30, 2030
Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,228,271
Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	10,067,425
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 25,305,464
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company MetLife Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Common Collective Trust Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,771,088
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company Wealth Preservation Strategy Target Risk - Conservative II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Common Collective Trust Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 182,995
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company Wealth Preservation Strategy Target Risk - Moderate II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Common Collective Trust Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,113,342
Investment, Identifier [Axis]: Mutual Funds American Funds EUPAC FUND R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,069,661
Investment, Identifier [Axis]: Mutual Funds American Funds New Perspective R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 294,264
Investment, Identifier [Axis]: Mutual Funds DFA Emerging Markets I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 577,714
Investment, Identifier [Axis]: Mutual Funds DFA Real Estate Securities I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 62,725
Investment, Identifier [Axis]: Mutual Funds DFA US Large Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,592,480
Investment, Identifier [Axis]: Mutual Funds DFA US Targeted Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 405,473
Investment, Identifier [Axis]: Mutual Funds Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,190,588
Investment, Identifier [Axis]: Mutual Funds MFS Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,668,885
Investment, Identifier [Axis]: Mutual Funds Schwab Fdmtl Intl Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 901,582
Investment, Identifier [Axis]: Mutual Funds T Rowe Price Diversified Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 921,872
Investment, Identifier [Axis]: Mutual Funds Vanguard 500 Index Fund-Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,815,594
Investment, Identifier [Axis]: Mutual Funds Vanguard Balanced Index-Adm
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 737
Investment, Identifier [Axis]: Mutual Funds Vanguard Commodity Strategy Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 360
Investment, Identifier [Axis]: Mutual Funds Vanguard Mid Cap Index-Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,109,396
Investment, Identifier [Axis]: Mutual Funds Vanguard Mid-Cap Value Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 961,814
Investment, Identifier [Axis]: Mutual Funds Vanguard Small Cap Growth Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 192,178
Investment, Identifier [Axis]: Mutual Funds Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 540,141
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Personal Choice Retirement Acct Cash and other investments
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-Directed Brokerage Accounts
EBP, Investment, Issuer Name [Extensible Enumeration]	Personal Choice Retirement Acct [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 115,477
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Uwharrie Capital Corp common shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-Directed Brokerage Accounts
EBP, Investment, Issuer Name [Extensible Enumeration]	Uwharrie Capital Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	101,625
Employee Benefit Plan, Net Asset Value per Share or Unit | $ / shares	$ 10.95
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,112,794